INVESTMENT COMPANY ADMINISTRATION CORPORATION
                        2025 E. FINANCIAL WAY, SUITE 101
                               GLENDORA, CA 91741
                                 (818) 852-1033


February 6, 1996

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:    Bailard, Biehl & Kaiser International Fund Group, Inc.
       File No. 02-63270, 811-06146
       CIK No.    0000866525


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective Amendment No. 25 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed electronically on January 31, 1997.

Please give me a call if you have any questions at (818) 852-1033.

Very Truly Yours,

/s/ Rita Dam
Rita Dam
Mutual Fund Administrator